UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

FRANKLIN AUTO TRUST 2008-A

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)	October 25, 2012
Commission File Number of securitizer:	333-134782-03
Central Index Key Number of securitizer:	0001437074

Tonya Roemer (801) 238-6700

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Franklin Auto Trust 2008-A (the “Securitizer”) hereby reports that October 22, 2012 was the date of the last payment on the last asset-backed security outstanding that was issued by the Securitizer or an affiliate of the Securitizer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FRANKLIN AUTO TRUST 2008-A
(Securitizer)

By: Franklin Capital Corporation,
As Servicer of the Trust

Date: October 25, 2012	By:	/s/ Tonya Roemer
	Name:	Tonya Roemer
	Title:	Executive Vice President
(Senior officer in charge of securitization)